Matthew A. Swendiman Direct:513.629.2750 mswendiman@graydon.com	September 30, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	M3Sixty Funds Trust (the “Trust”) on behalf of Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund (each, a “Fund” and, collectively, the “Funds”); File Nos. 333-206491; 811-23089

Ladies and Gentlemen:

Attached please find the Trust’s Pre-Effective Amendment No. 5 on Form N-1A (the “Registration Statement”) filed pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”), each as amended.  The Trust is filing this Registration Statement to register shares of the Funds and to respond to comments received from the Securities and Exchange Commission on September 30, 2016 on Trusts' Pre-Effective Amendment No. 4.

If you should have any questions or comments regarding the foregoing, please contact the undersigned at (513) 629-2750.  Thank you in advance for your consideration.

Very truly yours,

/s/ Matthew A. Swendiman

Matthew A. Swendiman,
On behalf of the Trust

cc:	Mr. Randall K. Linscott, the Trust
Mr. András P. Teleki, the Trust